Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions and other current liabilities [line items]
Provisions for deductions from revenue	$ 7,809	$ 7,004	$ 6,315	$ 6,732
Accruals for compensation and benefits including social security	2,251	2,181
Accruals for royalties	1,234	1,099
Accrued expenses	1,045	901
Accrual for taxes other than income taxes	612	626
Restructuring provisions	332	424
Contingent consideration	215	281
Accrued interests on financial debt	201	169
Other provisions and other current liabilities	1,289	1,369
Total provisions and other current liabilities	$ 14,988	$ 14,054